Business Segments (Segment Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
External customer revenues	$ 763.3	$ 775.9	$ 743.9
Intersegment revenues	0.0	0.0	0.0
Total revenues	763.3	775.9	743.9
Fuel Costs	16.0	17.5	9.0
Depreciation and amortization	72.7	73.1	76.1
Interest expense	82.2	98.0	110.0
Gain (Loss) on Extinguishment of Debt	44.9	6.5	3.3
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	24.1	31.9	(6.5)
Net loss from continuing operations	45.9	31.2	(1.5)
Discontinued operations, net of tax	59.5	38.9	(93.1)
Cash capital expenditures	168.1	103.6	121.5
Total assets (end of year)	1,935.8	1,883.1	2,049.2
Fixed-asset impairment (Note 14)	3.5	2.8	0.0
Operating Segments [Member] | Utility [Member]
Segment Reporting Information [Line Items]
External customer revenues	734.3	737.8	718.9
Intersegment revenues	1.1	0.9	1.1
Total revenues	735.4	738.7	720.0
Depreciation and amortization	70.8	74.5	75.3
Interest expense	26.0	27.3	30.5
Gain (Loss) on Extinguishment of Debt	0.0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	124.3	104.4	88.5
Cash capital expenditures	167.1	93.1	85.6
Total assets (end of year)	1,883.2	1,819.6	1,695.9
Fixed-asset impairment (Note 14)	0.0	0.0
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
External customer revenues	29.0	38.1	25.0
Intersegment revenues	3.2	2.9	4.4
Total revenues	32.2	41.0	29.4
Depreciation and amortization	1.9	(1.4)	0.8
Interest expense	56.2	70.7	79.5
Gain (Loss) on Extinguishment of Debt	44.9
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(100.2)	(72.5)	(95.0)
Cash capital expenditures	1.0	10.5	35.9
Total assets (end of year)	52.6	63.5	353.3
Fixed-asset impairment (Note 14)	3.5	2.8
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
External customer revenues	0.0	0.0	0.0
Intersegment revenues	(4.3)	(3.8)	(5.5)
Total revenues	(4.3)	(3.8)	(5.5)
Depreciation and amortization	0.0	0.0	0.0
Interest expense	0.0	0.0	0.0
Gain (Loss) on Extinguishment of Debt	0.0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	0.0	0.0	0.0
Cash capital expenditures	0.0	0.0	$ 0.0
Fixed-asset impairment (Note 14)	$ 0.0	$ 0.0